Inventories (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Inventories [Abstract]
Inventories write-downs	$ 104	$ 222	$ 404	$ 619